AT-THE-MARKET (ATM) SALES AGREEMENT WITH BTIG (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Apr. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Oct. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from shares issued		$ 13,411	$ 15,879
BTIG, LLC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate offering price				$ 30,000
Percentage of commission on sales agreement				3.00%
Share purchase agreement, shares		2,923,552
Available balance under the facility	$ 8,500
Number of shares issued		676,750
Proceeds from shares issued		$ 13,000
Net proceeds from shares issued		$ 1,400